S000010792 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	198 Months Ended	239 Months Ended	289 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%		9.83%	9.78%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
C000122577 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.95%		11.43%	10.59%
Performance Inception Date					Nov. 08, 2012
C000253704 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.90%		11.13%	10.23%
Performance Inception Date		Oct. 02, 2024
C000029850 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.06%		9.74%	9.54%
Performance Inception Date								Nov. 20, 2001
C000029850 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.41%		8.19%	7.20%
Performance Inception Date								Nov. 20, 2001
C000029850 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.25%		7.44%	7.00%
Performance Inception Date								Nov. 20, 2001
C000029852 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.67%		10.20%	9.37%
Performance Inception Date								Nov. 20, 2001
C000029853 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.26%		10.76%	9.92%
Performance Inception Date							Jan. 23, 2006
C000029854 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.84%		11.32%	10.47%
Performance Inception Date								Nov. 20, 2001
C000079026 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.99%		11.47%	10.63%
Performance Inception Date						Jul. 15, 2009